TAXATION - Unrecognized tax position (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
TAXATION
Unrecognized tax benefits	¥ 28,736		¥ 59,063	$ 4,101
Unrecognized tax benefits, if ultimately recognized, that will impact the effective tax rate	27,100		56,700	$ 3,900
TAXATION
Balance at beginning of year	59,063	$ 8,430	79,520
Decrease based on tax positions related to the current year	(30,327)	(4,329)	(20,457)
Balance at end of year	¥ 28,736	$ 4,101	¥ 59,063